Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Other revenue	$ 28,232	$ 0	$ 28,232	$ 0	$ 56,000	$ 0
Total revenues	28,232	0	28,232	0	56,000	0
Operating expenses:
Research and development	1,323,955	2,401,922	2,852,222	4,598,736	8,271,119	9,680,775
General and administrative	1,226,581	566,512	1,926,304	878,799	1,760,658	1,237,234
Total operating expenses	2,550,536	2,968,434	4,778,526	5,477,535	10,031,777	10,918,009
Loss from operations	(2,522,304)	(2,968,434)	(4,750,294)	(5,477,535)	(9,975,777)	(10,918,009)
Other income (expense):
Interest income	117,113	229,835	254,506	492,026	867,771	1,393,005
Foreign currency (gain) loss	(1)	0	42	0
Gain on disposal of assets					1,863	0
Loss from operations before income taxes	(2,405,192)	(2,738,599)	(4,495,746)	(4,985,509)	(9,106,143)	(9,525,004)
Income tax (expense) benefit	1,578	(7,324)	1,568	(7,211)	(8,883)	(5,252)
Net loss	(2,403,614)	(2,745,923)	(4,494,178)	(4,992,720)	(9,115,026)	(9,530,256)
Other comprehensive loss
Foreign currency translation adjustments	(3,375)	(2,820)	(8,846)	(2,568)	(10,876)	(10,141)
Total comprehensive loss	$ (2,406,989)	$ (2,748,743)	$ (4,503,024)	$ (4,995,288)	$ (9,125,902)	$ (9,540,397)
Net loss per share of common stock - basic	$ (0.43)	$ (0.48)	$ (0.79)	$ (0.87)	$ (1.59)	$ (1.64)
Net loss per share of common stock - diluted	$ (0.43)	$ (0.48)	$ (0.79)	$ (0.87)	$ (1.59)	$ (1.64)
Weighted-average shares of common stock outstanding - basic	5,580,776	5,745,374	5,665,362	5,745,190	5,748,700	5,812,596
Weighted-average shares of common stock outstanding - diluted	5,580,776	5,745,374	5,665,362	5,745,190	5,748,700	5,812,596